RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Related Party Transactions With Oniva
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salaries and benefits	$242	$244	$496	$489
Office and miscellaneous	114	124	247	257
	$356	$368	$743	$746

Schedule Of Related Party Transactions And Balances
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salaries, benefits, and consulting fees	$320	$296	$613	$580
Share-based payments	507	649	894	970
	$827	$945	$1,507	$1,550

Schedule Of Due To Related Parties
	June 30, 2024	December 31, 2023
Oniva International Services Corp.	$100	$102
Directors Fees	50	-
Intermark Capital Corp.	23	-
Silver Wolf Exploration Ltd.	-	(269)
	$173	$(167)